Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Restricted Share Plan
The Company had an employee and director incentive restricted share plan (the "Original RSP"), which provided for the automatic grant of 1,333 restricted shares of common stock to each of the independent directors, without any further action by the Company's board of directors or the stockholders, on the date of initial election to the board of directors and on the date of each annual stockholders' meeting. Restricted stock issued to independent directors vests over a five-year period following the date of grant in increments of 20.0% per annum. The Original RSP provided the Company with the ability to grant awards of restricted shares to the Company's directors, officers and employees (if the Company ever has employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, certain consultants to the Company and the Advisor and its affiliates or to other entities that provide services to the Company. The total number of shares of common stock granted under the Original RSP could not exceed 5.0% of the Company's shares of common stock on a fully diluted basis at any time, and in any event could not exceed 3.4 million shares (as such number may be adjusted for stock splits, stock dividends, combinations and similar events).
Restricted share awards entitle the recipient to receive shares of common stock from the Company under terms that provide for vesting over a specified period of time. For restricted share awards granted prior to 2015, such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient's employment or other relationship with the Company. Restricted share awards granted during or after 2015 provide for accelerated vesting of the portion of the unvested shares scheduled to vest in the year of the recipient's voluntary termination or the failure to be re-elected to the board. The Company accounts for forfeitures when they occur. Restricted shares may not, in general, be sold or otherwise transferred until restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in shares of common stock are subject to the same restrictions as the underlying restricted shares.
In April 2015, the board of directors adopted an Amended and Restated RSP (the "A&R RSP") that replaces in its entirety the Original RSP. The A&R RSP amends the terms of the Original RSP as follows:

•
it increases the number of shares of Company capital stock, par value $0.01 per share (the "Capital Stock"), available for awards thereunder from 5.0% of the Company's outstanding shares of Capital Stock on a fully diluted basis at any time, not to exceed 3.4 million shares of Capital Stock, to 10.0% of the Company's outstanding shares of Capital Stock on a fully diluted basis at any time;

•	it removes the fixed amount of shares that were automatically granted to the Company's independent directors; and

•	it adds restricted stock units (including dividend equivalent rights thereon) as a permitted form of award.
The following table reflects restricted share award activity for the nine months ended September 30, 2016:

	Number of Shares of Common Stock	Weighted-Average Issue Price
Unvested, December 31, 2015	7,455	$23.34
Granted	3,723	24.17
Vested	(1,811)	23.19
Unvested, September 30, 2016	9,367	$23.70

As of September 30, 2016, the Company had $0.2 million of unrecognized compensation cost related to unvested restricted share awards granted. That cost is expected to be recognized over a weighted-average period of 3.4 years.
The fair value of the restricted shares is being expensed in accordance with the service period required. Compensation expense related to restricted stock was approximately $31,000 and $26,000 for the three months ended September 30, 2016 and 2015, respectively. Compensation expense related to restricted stock was $0.1 million and approximately $40,000 for the nine months ended September 30, 2016 and 2015, respectively. Compensation expense related to restricted stock is included in general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss.
Other Share-Based Compensation
The Company may issue common stock in lieu of cash to pay fees earned by the Company's directors at each director's election. There are no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. There were no shares of common stock issued to directors in lieu of cash compensation during the three and nine months ended September 30, 2016 and 2015.

Note 14 — Share-Based Compensation
Restricted Share Plan
The Company had an employee and director incentive restricted share plan (the "Original RSP"), which provided for the automatic grant of 1,333 restricted shares of common stock to each of the independent directors, without any further action by the Company's board of directors or the stockholders, on the date of initial election to the board of directors and on the date of each annual stockholders' meeting. Restricted stock issued to independent directors vests over a five-year period following the date of grant in increments of 20.0% per annum. The Original RSP provided the Company with the ability to grant awards of restricted shares to the Company's directors, officers and employees (if the Company ever has employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, certain consultants to the Company and the Advisor and its affiliates or to other entities that provide services to the Company. The total number of shares of common stock granted under the Original RSP could not exceed 5.0% of the Company's shares of common stock on a fully diluted basis at any time, and in any event could not exceed 3.4 million shares (as such number may be adjusted for stock splits, stock dividends, combinations and similar events).
Restricted share awards entitle the recipient to receive shares of common stock from the Company under terms that provide for vesting over a specified period of time. For restricted share awards granted prior to 2015, such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient's employment or other relationship with the Company. Restricted share awards granted during or after 2015 provide for accelerated vesting of the portion of the unvested shares scheduled to vest in the year of the recipient's voluntary termination or the failure to be re-elected to the board. Restricted shares may not, in general, be sold or otherwise transferred until restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in shares of common stock shall be subject to the same restrictions as the underlying restricted shares.
On April 29, 2015, the board of directors adopted an Amended and Restated RSP (the "A&R RSP") that replaces in its entirety the Original RSP. The A&R RSP amends the terms of the Original RSP as follows:

•
it increases the number of shares of Company capital stock, par value $0.01 per share (the "Capital Stock"), available for awards thereunder from 5.0% of the Company's outstanding shares of Capital Stock on a fully diluted basis at any time, not exceed 3.4 million shares of Capital Stock, to 10.0% of the Company's outstanding shares of Capital Stock on a fully diluted basis at any time;

•	it removes the fixed amount of shares that were automatically granted to the Company's independent directors; and

•	it adds restricted stock units (including dividend equivalent rights thereon) as a permitted form of award.
The following table reflects restricted share award activity for the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

	Number of Shares of Common Stock	Weighted-Average Issue Price
Unvested, January 22, 2013 (date of inception)	—	$—
Granted	5,333	22.50
Vested	(1,333)	22.50
Unvested, December 31, 2013	4,000	22.50
Granted	3,999	22.50
Vested	(800)	22.50
Forfeited	(2,400)	22.50
Unvested, December 31, 2014	4,799	22.50
Granted	6,240	24.04
Vested	(1,067)	22.50
Forfeited	(2,517)	23.83
Unvested, December 31, 2015	7,455	$23.34

As of December 31, 2015, the Company had $0.1 million of unrecognized compensation cost related to unvested restricted share awards granted under the Company's Original RSP. That cost is expected to be recognized over a weighted-average period of 3.2 years.
The fair value of the restricted shares is being expensed in accordance with the service period required. Compensation expense related to restricted stock was approximately $50,000, $21,000 and $44,000 for the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013, respectively. Compensation expense related to restricted stock is included in general and administrative expense on the accompanying consolidated statements of operations and comprehensive (loss) income.
Other Share-Based Compensation
The Company may issue common stock in lieu of cash to pay fees earned by the Company's directors at each director's election. There are no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. The following table reflects the shares of common stock issued to directors in lieu of cash compensation:

	Year Ended December 31,		Period from January 22, 2013 (date of inception) to December 31, 2013
(Dollar amounts in thousands)	2015	2014
Value of shares issued in lieu of cash	$—	$—	$93
Shares issued in lieu of cash	—	—	4,114